Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	31,430,575	27,297,960	27,297,960
Common stock, shares outstanding	31,430,575	27,297,960	27,297,960
Series A Convertible Preferred Stock [Member]
Preferred stock, shares issued	50,000	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000	50,000